Accrued Liabilities	12 Months Ended
Jan. 31, 2023
Accrued Liabilities
Accrued Liabilities

Note 11 - Accrued Liabilities

	January 31,	January 31,
	2023	2022
Accrued compensation and benefits	35,536	32,169
Accrued contingent acquisition consideration	30,949	12,990
Accrued professional fees	1,619	1,318
Other accrued liabilities	12,205	9,965
	80,309	56,442

Other accrued liabilities include accrued expenses related to third party resellers and royalties, suppliers, and accrued restructuring charges.